Form N-1A Cover	May 26, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	NEIMAN FUNDS
Entity Central Index Key	0001215880
Entity Investment Company Type	N-1A
Document Period End Date	May 26, 2026
Prospectus Date	Jan. 31, 2026